Revenues and other income (Tables)	12 Months Ended
Dec. 31, 2025
Revenues and other income
Schedule of information about sales from operations
(€ million)	Exploration & Production	Global Gas & LNG Portfolio and Power	Refining and Chemicals	Enilive	Plenitude	Corporate and Other activities	Total
2025
Sales from operations	37,109	13,102	5,223	16,337	10,118	262	82,151
Sales of crude oil	27,394		7				27,401
Sales of oil products	4,316		1,526	15,818			21,660
Sales of natural gas and LNG	4,899	9,982	1		3,640		18,522
Sales of petrochemical products			2,954				2,954
Sales of power		2,534	1		3,994		6,529
Sales of other products	49	2	370	88	77	63	649
Services	451	584	364	431	2,407	199	4,436
Products sales and service revenues	37,109	13,102	5,223	16,337	10,118	262	82,151
Transfer of goods/services
Goods/Services transferred in a specific moment	36,694	12,945	5,169	16,337	10,111	138	81,394
Goods/Services transferred over a period of time	415	157	54		7	124	757
2024
Sales from operations	38,875	15,061	5,881	18,670	10,124	186	88,797
Sales of crude oil	28,151						28,151
Sales of oil products	4,058		1,518	18,165			23,741
Sales of natural gas and LNG	6,039	12,480	2		3,620		22,141
Sales of petrochemical products	253		3,667				3,920
Sales of power		2,244	1		4,073		6,318
Sales of other products	40	16	326	62	67	7	518
Services	334	321	367	443	2,364	179	4,008
Products sales and service revenues	38,875	15,061	5,881	18,670	10,124	186	88,797
Transfer of goods/services
Goods/Services transferred in a specific moment	38,557	14,963	5,844	18,670	10,124	61	88,219
Goods/Services transferred over a period of time	318	98	37			125	578
2023
Sales from operations	37,961	19,468	6,188	18,877	11,040	183	93,717
Sales of crude oil	25,685						25,685
Sales of oil products	5,219		1,847	18,442			25,508
Sales of natural gas and LNG	5,881	16,638			4,431		26,950
Sales of petrochemical products	766		3,619				4,385
Sales of power		2,420			4,832		7,252
Sales of other products	44	38	305	28	91	3	509
Services	366	372	417	407	1,686	180	3,428
Products sales and service revenues	37,961	19,468	6,188	18,877	11,040	183	93,717
Transfer of goods/services
Goods/Services transferred in a specific moment	37,626	19,383	6,147	18,645	11,040	64	92,905
Goods/Services transferred over a period of time	335	85	41	232		119	812

Schedule of revenue associated with liabilities and performance obligations
(€ million)	2025	2024	2023
Revenues associated with contract liabilities at the beginning of the period	287	87	642
Revenues associated with performance obligations totally or partially satisfied in previous years	(128)	7	1,087

Schedule of information about other income and revenues
(€ million)	2025	2024	2023
Gains from sale of assets and businesses	25	48	27
Other proceeds	1,453	2,369	1,072
	1,478	2,417	1,099